Investments (Schedule of Investments) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Investments [Line Items]
Equity investments accounted for using the equity method (i)	[1]	¥ 378,378		¥ 309,241
Equity investments with readily determinable fair values (ii)	[2]	238,915		138,251
Equity investments without readily determinable fair values (iii)	[3]	3,974,231		703,566
Available-for-sale debt securities		0		1,961
Total		¥ 4,591,524	$ 667,809	¥ 1,153,019

[1]	In 2017 and 2018, the Group acquired minority stake of a number of privately-held entities with total consideration of RMB 21,740 and RMB14,277, respectively. Investments have been accounted for under the equity method where the Group has significant influence on these investments and the investments are considered as in-substance ordinary shares.
[2]	In 2018, the Group made an investment in a third party investment fund with total consideration of RMB204,499. The Group does not have the ability to exercise significant influence over the investment. Therefore, it has been precluded from applying the equity method of accounting. In 2018, fair value loss of RMB113,677 related to investments with readily determinable fair values was recognized in gain on fair value changes of investments, all of which was unrealized.
[3]	Equity securities without readily determinable fair values and over which the Company has neither significant influence nor control through investments in common stock or in-substance common stock. In 2017 and 2018, the Group acquired minority preffered shares or ordinary shares of a number of privately-held entities with total consideration of RMB301,848 and RMB2,118,648, respectively. The ownship interests were less than 20% of the investees’ total equities. The Company has neither significant influence nor control in these investees. These equity investments are not considered as debt securities or equity securities that have readily determinable fair values. Accordingly the Company elected to account for these investments at cost less impairments, adjusted by observable price changes. In 2018, fair value gain of RMB1,803,081 due to the observable price change, was recognized in gain on fair value changes of investments (Note 29). Out of the fair value gain of RMB1,803,081, RMB356,545 was realized and RMB1,446,536 was unrealized.